Liquidity, Financial Condition and Management's Plans (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Liquidity Financial Condition And Managements Plans
Net cash used in operating activities	$ 203,401	$ 136,297	$ 505,619	$ 1,488,254
Net loss	258,499	164,935	826,420	45,464,569
Cash	77,086	$ 167,037	52,117	$ 303,334	$ 95,068
Working capital deficiency	$ 300,000		$ 300,000